THE GLENMEDE FUND, INC.
                                  (the "Fund")

                      SUPPLEMENT dated as of June 30, 2005
                                       to
                INSTITUTIONAL INTERNATIONAL PORTFOLIO PROSPECTUS
                                       and
                       STATEMENT OF ADDITIONAL INFORMATION
                             dated February 27, 2005


The  name  of  the  "Institutional   International   Portfolio"  is  changed  to
"Philadelphia International Fund" effective July 1, 2005.


THE PAST ONE YEAR AND TEN YEARS "RETURN AFTER TAXES ON DISTRIBUTIONS" AND "RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES" HAVE BEEN REVISED. ACCORDINGLY, THE PORTFOLIO'S "AVERAGE ANNUAL TOTAL RETURNS' TABLE ON PAGE 5 IS RESTATED AND REPLACED AS FOLLOWS:

     THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

     The table shows how the Portfolio's average annual total returns for one, five and ten years compare to those of selected market indices.

     After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

---------------------------------------------------------------  ----------------------------------------------------------
The MSCI(R) EAFE(R) Index is an unmanaged capitalization                                      Past 1     Past 5     Past 10
weighted composite portfolio consisting of equity total                                       Year       Years      Years
returns of companies in Australia, New Zealand, Europe and
the Far East.                                                    ----------------------------------------------------------
The LipperSM International Fund Index is comprised of the        INSTITUTIONAL INTERNATIONAL
30 largest funds in the Lipper International Fund                PORTFOLIO
classification.  This classification consists of funds that
invest in securities whose primary trading markets are           Return Before Taxes............20.57%      1.35%     7.94%
outside the United States.
                                                                 Return After Taxes
It is not possible to invest directly in an index.               on Distributions...............20.53%      0.77%     6.92%
--------------------------------------------------------------
                                                                 Return After Taxes on
                                                                 Distributions and Sale of
                                                                 Fund Shares....................14.03%      0.98%     6.47%

                                                                 ----------------------------------------------------------

                                                                 MSCI EAFE  Index (1)           20.25%     (1.13)%    5.62%


                                                                 ----------------------------------------------------------

                                                                Lipper International Fund      18.60%     (0.89)%    7.20%
                                                                Index (1)
                                                                ------------------------------------------------------------

                                                                1 Reflects no deduction for fees, expenses or taxes.